Financial Instruments - Summary of Net Effect of Expired contracts that did not Meet Hedging Criteria for Accounting Purposes (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) on financial instruments	$ 80	$ (212)	$ (288)
Cross currency swaps and interest rate swaps
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) on financial instruments	0	(212)	(293)
Embedded derivatives
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) on financial instruments	$ 0	$ 0	$ 4